COST REDUCTION ACTIONS - Restructuring Charges (Details) - Continuing operations - Other expense, net - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Restructuring charges:
Restructuring charges	$ 33.4	$ 19.9	$ 59.5
Label and Graphic Materials
Restructuring charges:
Restructuring charges	14.8	8.5	13.6
Retail Branding and Information Solutions
Restructuring charges:
Restructuring charges	18.4	10.5	35.7
Industrial and Healthcare Materials
Restructuring charges:
Restructuring charges	$ 0.2	$ 0.9	8.0
Corporate
Restructuring charges:
Restructuring charges			$ 2.2